Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
Summary of General and Administrative Expense
a)	General and administrative expense
	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Salaries and wages	17,527	3,847	859
Consulting fees	6,896	1,647	828
Office and general	10,599	1,738	495
Professional fees	5,419	877	673
Director fees	188	30	60
Other	3,820	170	229
	44,449	8,309	3,144

Summary of Sales and Marketing Expense
b)	Sales and marketing expense
	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Marketing	3,913	1,733	1,176
Events	2,961	—	—
Research	199	24	—
Media	1,815	623	98
	8,888	2,380	1,274